Consolidated Balance Sheets (unaudited) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Deferred finance fees	$ 11,453	$ 16,037
Preferred Stock
Preferred Stock - Par Value	$ 0.01	$ 0.01
Preferred Stock - Shares Authorized	25,000,000	25,000,000
Preferred Stock - Shares Issued	0	0
Preferred Stock - Shares Outstanding	0	0
Common Stock
Common Stock - Par Value	$ 0.01	$ 0.01
Common Stock - Shares Authorized	300,000,000	300,000,000
Common Stock - Shares Issued	43,955,659	43,821,114
Common Stock - Shares Outstanding	43,955,659	43,821,114
8.00% 2019 Notes
Deferred finance fees	$ 1,461	$ 1,677
Long term debt
Deferred finance fees	$ 9,992	$ 14,360